Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at December 31, 2014 and December 31, 2013:

	December 31,	December 31,
	2014	2013
Compensation and benefits	$360,515	$499,500
Deferred rent	10,877	37,463
Professional fees	254,807	134,179
Repayment of advertising agreement advance	329,165	-
Other accrued expenses	107,472	-
Total accrued expenses and other current liabilities	$1,062,836	$671,142